Summary of significant accounting policies - others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Receivables, net
Allowance for credit losses	¥ 13,065	$ 2,002	¥ 28,316	¥ 1,709
Accounts receivable, net	240,124		345,525		$ 36,801
Impairment of long-lived assets
Impairment loss of long-lived assets	4,328		101,136	0
Revenue recognition
Revenue recognized included in the receipts in advance from customers balance	4,100		80,500
Sales and marketing expenses
Advertising expenditure	¥ 355,696		1,027,820	1,301,521
Segment reporting
Number of reportable segments | segment	1	1
Statutory reserves
Appropriation to the general reserve fund (as a percent)	10.00%	10.00%
Required general reserve fund to avoid net profit allocation to general reserve (as a percent)	50.00%	50.00%
Portion of after-tax profit to be allocated to statutory surplus fund under PRC law (as a percent)	10.00%	10.00%
Required statutory surplus fund/registered capital ratio to avoid net profit allocation to statutory surplus fund (as a percent)	50.00%	50.00%
Profit Appropriation to Statutory Surplus Fund	¥ 0		1,900	0
Appropriation of profits to other reserves funds	0		¥ 0	¥ 0
ASU 2016-13
Receivables, net
Allowance for credit losses	2,800
Accounts receivable, net	¥ 1,100